Provisions for employee benefits - Maturity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement
Net benefit liability (asset)	€ 1,201	€ 1,136
Other benefit plans
Statement
Net benefit liability (asset)	€ 268	€ 278
Other benefit plans | Average
Statement
Weighted average duration of benefit obligation	2 years 9 months 18 days	3 years
Other benefit plans | within 1 year
Statement
Net benefit liability (asset)	€ 71	€ 73
Other benefit plans | Later than one year and not later than two years
Statement
Net benefit liability (asset)	66	68
Other benefit plans | Later than two years and not later than three years
Statement
Net benefit liability (asset)	63	61
Other benefit plans | Later than three years and not later than four years
Statement
Net benefit liability (asset)	16	17
Other benefit plans | Later than four years and not later than five years
Statement
Net benefit liability (asset)	12	14
Other benefit plans | beyond 5 years
Statement
Net benefit liability (asset)	40	45
Italian defined benefit plans
Statement
Net defined benefit liability (asset)	€ 258	€ 269
Italian defined benefit plans | Average
Statement
Weighted average duration of defined benefit obligation	8 years 2 months 12 days	9 years 4 months 24 days
Italian defined benefit plans | within 1 year
Statement
Net defined benefit liability (asset)	€ 12	€ 17
Italian defined benefit plans | Later than one year and not later than two years
Statement
Net defined benefit liability (asset)	13	16
Italian defined benefit plans | Later than two years and not later than three years
Statement
Net defined benefit liability (asset)	17	12
Italian defined benefit plans | Later than three years and not later than four years
Statement
Net defined benefit liability (asset)	20	10
Italian defined benefit plans | Later than four years and not later than five years
Statement
Net defined benefit liability (asset)	21	15
Italian defined benefit plans | beyond 5 years
Statement
Net defined benefit liability (asset)	175	199
Foreign defined benefit plan
Statement
Net defined benefit liability (asset)	€ 493	€ 412
Foreign defined benefit plan | Average
Statement
Weighted average duration of defined benefit obligation	19 years 1 month 6 days	18 years 1 month 6 days
Foreign defined benefit plan | within 1 year
Statement
Net defined benefit liability (asset)	€ 44	€ 33
Foreign defined benefit plan | Later than one year and not later than two years
Statement
Net defined benefit liability (asset)	42	35
Foreign defined benefit plan | Later than two years and not later than three years
Statement
Net defined benefit liability (asset)	50	32
Foreign defined benefit plan | Later than three years and not later than four years
Statement
Net defined benefit liability (asset)	63	39
Foreign defined benefit plan | Later than four years and not later than five years
Statement
Net defined benefit liability (asset)	67	49
Foreign defined benefit plan | beyond 5 years
Statement
Net defined benefit liability (asset)	227	224
FISDE and other foreign medical plans
Statement
Net defined benefit liability (asset)	€ 182	€ 177
FISDE and other foreign medical plans | Average
Statement
Weighted average duration of defined benefit obligation	13 years 8 months 12 days	13 years 3 months 18 days
FISDE and other foreign medical plans | within 1 year
Statement
Net defined benefit liability (asset)	€ 8	€ 9
FISDE and other foreign medical plans | Later than one year and not later than two years
Statement
Net defined benefit liability (asset)	7	8
FISDE and other foreign medical plans | Later than two years and not later than three years
Statement
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | Later than three years and not later than four years
Statement
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | Later than four years and not later than five years
Statement
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | beyond 5 years
Statement
Net defined benefit liability (asset)	€ 146	€ 139